Additional information about derivatives financial instruments - Freight derivative positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item $ / d	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (324)	$ (67)	$ (240)
Freight forwards
Derivative financial instruments.
Notional amount (days) | item	1,050	480
Average strike price per day | $ / d	13,286
Fair value of assets		$ 1
Financial settlement inflows (outflows)	$ 3
Value at risk	$ 1